Annual Total Returns - Money Market Portfolio [BarChart] - 03.31 FIMM Funds Class 2 Combo PRO-09 - Money Market Portfolio - Class II	May 29, 2021
Bar Chart Table:
Annual Return 2011	0.03%
Annual Return 2012	0.04%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.33%
Annual Return 2017	0.98%
Annual Return 2018	1.85%
Annual Return 2019	2.10%
Annual Return 2020	0.42%